Retail Class | State Farm Money Market Fund
STATE FARM MONEY MARKET FUND (MNAXX) (MNBXX) (SAAXX) (SABXX)
Investment Objective:
The State Farm Money Market Fund (the “Money Market Fund” or the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the State Farm Mutual Fund Trust. More information about these and other discounts is available from your financial professional and in the Reduced Sales Charge Options section on page 88 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class - State Farm Money Market Fund - USD ($)		Class A	Class B	Premier [1]	Legacy Class A [2]	Legacy Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of redemption value or cost at time of purchase)		none	3.00%	none	none	3.00%
Maximum account fee	[3]	none	none	none	none	none
[1]	Premier shares are available beginning May 23, 2016.
[2]	Legacy Class A shares are not available after May 22, 2016. On May 23, 2016, Legacy Class A shares held in accounts with a value greater than $100,000 will convert to Premier shares, and Legacy Class A shares held in accounts with a value less than $100,000 will convert to Class A shares. See the section of the Fund’s prospectus titled “Reduced Sales Charge Options and Share Class Options—Effective May 23, 2016“ for more details.
[3]	For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class - State Farm Money Market Fund	Class A	Class B	Premier		Legacy Class A	Legacy Class B
Management fees	0.10%	0.10%	0.10%		0.10%	0.10%
Distribution [and/or Service] (12b-1) fees	0.15%	0.55%	0.15%		0.15%	0.55%
Other Expenses	0.37%	0.38%	0.28%		0.38%	0.37%
Total Annual Fund Operating Expenses	0.62%	1.03%	0.53%	[1]	0.63%	1.02%
[1]	Total Annual Fund Operating Expenses for Premier shares are based upon estimated amounts for the current fiscal year because Premier shares are not offered until May 23, 2016.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail Class - State Farm Money Market Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class A	63	199	346	774
Class B	405	603	769	1,144
Premier	54	170	296	665
Legacy Class A	64	202	351	786
Legacy Class B	404	600	763	1,135

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Retail Class - State Farm Money Market Fund - USD ($)	After 1 year	After 3 years	After 5 years	After 10 years
Class B	105	328	569	1,144
Legacy Class B	104	325	563	1,135

Principal Investment Strategies
Under normal conditions, the Fund invests its assets primarily (at least 99.5%) in:
  Debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities,
  Cash, and
  Repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is managed in the following manner:
  The Fund seeks to maintain a net asset value ("NAV") of $1.00 per share.
  The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
  The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
  The Fund invests only in U.S. dollar-denominated securities.
  The Fund seeks to invest in securities that present minimal credit risk.
The Fund intends to qualify as a "government money market fund" as defined in, or interpreted in accordance with, Rule 2a-7 under the Investment Company Act of 1940, as amended. "Government money market funds" are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Government money market funds like the Fund are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Trust's Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board of Trustees has elected not to do so at this time.

The Fund's adviser seeks to develop an appropriate portfolio of securities for the Fund by considering the differences in yields among securities of different maturities and issuers.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund's investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk and supply and demand for bonds. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities.
Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  Income Risk.    The risk that the income from the bonds the Fund holds will decline.
  Inflation Risk.    The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
  Government Securities Risk.    The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
  Transactions Risk.    The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
  Net Asset Value Risk.    There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's sponsor will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
An investment in the Fund may be appropriate for you if you seek stability of principal, an investment for the cash portion of an asset allocation plan or are looking for an investment with a lower degree of risk. The Fund may not be suitable for you if you are seeking an investment that is likely to significantly outpace inflation, are investing for retirement or other longer term goals or are investing for growth or maximum current income.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Legacy Class A shares. Sales charges or loads are not reflected in the bar chart, and if the amounts were included, the returns would be lower than indicated. The table provides the Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state- farm-fund-performance or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 1.20%, during the fourth quarter of 2006. Worst quarter: 0.00%, during the fourth quarter of 2015.
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Retail Class - State Farm Money Market Fund		1 Year	5 Years	10 Years	Life of Class	Inception Date
Legacy Class A Shares	[1]	none	none	1.11%
Legacy Class B Shares	[1]	(3.00%)	(0.40%)	0.98%
Class A Shares	[1]	none	none		1.02%	May 01, 2006
Class B Shares	[1]	(3.00%)	(0.40%)		0.90%	May 01, 2006
[1]	Average Annual Total Returns for Premier shares are not available as of December 31, 2015 because Premier shares are not available for sale until May 23, 2016.

The Money Market Fund’s current seven-day yield on December 31, 2015 was 0.00% for all four share classes offered in this prospectus.